Investor A Institutional and Class R [Member] Expense Example - Investor A Institutional and Class R [Member] - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND	Sep. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 599
Expense Example, with Redemption, 3 Years	810
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	1,695
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	941
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	$ 1,594